COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS AND CONTINGENCIES

a.	Commitments with respect to space segment services:

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2025, are as follows:

2026	3,925
2027	224
$4,149

b.
In 2025 and 2024, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with several of the Company's inventory suppliers. As of December 31, 2025 and 2024, the Company's major outstanding inventory purchase commitments amounted to $164,281 and $31,001, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2025 and 2024, $141,183 and $24,720, respectively, of these orders and commitments were from suppliers that can be considered sole or limited in number.

c.	Royalty commitments:

1.
Certain of the Company’s research and development programs funded by the Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist of the Ministry of Economy of the Government of Israel, are royalty bearing programs. Sales of products developed as a result of such programs are subject to payment of royalties to the IIA.

The royalty payments are at a rate of 3% to 5% based on the sales of the Company, up to full repayment of 100% of the grants received from the IIA linked to the dollar plus payment of interest at a rate equal to the twelve-month LIBOR. The obligation to pay these royalties is contingent upon actual sales of the products and services, and in the absence of such sales, no payment is required. In addition, the Company received grants which are non-royalty bearing. The technology developed with the funding provided by these grants (which is embodied in the Company’s products) may not be transferred, without appropriate governmental approvals. Such approvals, if granted, may involve penalties payable to the Israeli authorities as well as increased royalty payments to the IIA for royalty-bearing programs. The Company recorded income from IIA grants for the years ended December 31, 2025, 2024 and 2023 in the amount of $2,008, $2,461 and $1,043, respectively. As of December 31, 2025, the Company had a contingent liability to pay royalties in the amount of approximately $1,506.

2.
The Company received partial funding for certain R&D projects from the BIRD Foundation and is required to pay royalties of 5% of sales generated from these projects, up to 150% of the funding received. The royalty obligation is contingent on future sales, and as of December 31, 2025, the related contingent liability was approximately $409.

d.	Litigation:

1.
In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, SPC International Ltda, for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017. As of December 31, 2025, the total amount of this claim, including interest, penalties and legal fees is approximately $7,200, of which approximately $700 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. The foreclosure proceedings against the former managers were cancelled by the court in a final and not appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the subsidiary, based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceeding due to the passage of the statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

2.
In 2014, the Company’s Peruvian subsidiary, Gilat To Home Peru S.A. (“GTH Peru”) initiated arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru (“MTC”), and the National Telecommunications Program of Peru (“PRONATEL”). The arbitration was related to the PRONATEL projects awarded to GTH Peru in 2000-2001. Under these projects, GTH Peru provided fixed public telephony services in rural areas of Peru. The Company’s subsidiary’s main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay to GTH Peru approximately $13,500. The arbitration award in favor of GTH Peru was confirmed by the Peruvian Superior Court, which ordered MTC and PRONATEL in November 2020 to pay the arbitration-award amount.

Following the Superior Court’s decision, PRONATEL requested a constitutional protection writ (constitutional amparo), and GTH Peru has initiated collection procedures against MTC and PRONATEL. During 2024 and 2023 GTH Peru received payments of approximately $10,629 and $3,213, respectively. These amounts were recognized as income under "Other operating income, net" in the consolidated statements of income for the years ended December 31, 2024 and 2023, respectively.

3.
In October 2019, GTH Peru initiated additional arbitration proceedings against MTC and PRONATEL based on similar grounds for the years 2015-2019. In June 2022, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay GTH Peru approximately $15,000. In September 2022 MTC filed an annulment action against the award and in parallel, in October 2022, GTH Peru, initiated an enforcement process for collection of the awarded amount. The Company recognized an expense of $251, due to legal success fees, under "Other operating expenses (income), net" in the consolidated statements of income for the year ended December 31, 2023. The arbitration award in favor of GTH Peru was confirmed by the Peruvian Superior Court, which ordered MTC and PRONATEL to pay the arbitration-award amount. Following the Superior Court’s decision, PRONATEL requested a constitutional protection writ (constitutional amparo), and GTH Peru has initiated collection procedures against MTC and PRONATEL. During 2025 and 2024 GTH Peru received payments of approximately $4,550 and $3,093, respectively. These amounts were recognized as income under "Other operating income, net" in the consolidated statements of income for the years ended December 31, 2025 and 2024, respectively. See note 14.

4.
In April 2024, GNP Peru initiated arbitration proceedings against PRONATEL at the ANKAWA International Arbitration and Dispute Resolution Center, Lima, relating to PRONATEL projects awarded in 2015. Under these projects, GNP Peru constructed telecommunications transport networks in rural areas of Ayacucho, Apurímac and Huancavelica. Although GNP Peru completed the construction phase, PRONATEL has not formally accepted the network, and GNP Peru has continued to operate and maintain the network at its own cost. GNP’s principal claim sought payment for these operation and maintenance services. In April 2025, the arbitral tribunal issued awards ordering PRONATEL to pay GNP approximately $9,600 plus procedural costs and legal interest. PRONATEL has filed annulment requests, and GNP Peru has initiated collection proceedings against PRONATEL and MTC.

5.
PRONATEL continues to dispute responsibility for ongoing operation and maintenance costs. Accordingly, in November 2025, GNP Peru commenced a second arbitration seeking payment for services provided since January 1, 2025, that are not covered by the prior awards, with claims currently totaling approximately $9,000.

6.

The Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

e.	Guarantees:

The Company guarantees its performance to certain customers, mainly through bank guarantees, surety bonds and corporate guarantees. Such guarantees are often required for the Company's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2025, the aggregate amount of financial guarantees outstanding to secure the Company's various obligations was approximately $87,594, including an aggregate of approximately $83,702 related to the Company’s business in Peru. To secure these guarantees, the Company provided a floating charge over its assets, as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has approximately $72 of restricted cash to secure some of those guarantees.

Under the arrangements with banks that provide credit line for guarantees, the Company is required to observe certain conditions. As of December 31, 2025, the Company follows these conditions. The Company’s credit and guarantee agreements also contain various restrictions and limitations that may impact the Company. These restrictions and limitations relate to incurrence of indebtedness, contingent obligations, negative pledges, liens, mergers and acquisitions, change of control, asset sales, dividends and distributions, redemption or repurchase of equity interests and certain debt payments. The agreements also stipulate a floating charge on Company’s assets to secure the fulfillment of Company’s obligations to banks as well as other pledges, including a fixed pledge, on certain assets and property.

All of the above guarantees are performance guarantees for the Company's own performance, in accordance with ASC 460, "Guarantees" ("ASC 460"), such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have been exercised against the Company.